Significant Accounting Policies (Policies)	9 Months Ended
Jul. 31, 2022
Discloure of Significant Accounting Policies
Description of accounting policy for segment reporting [text block]

Segment reporting:

Effective the quarter ended January 31, 2022, the Bank is presenting segmented information in its Consolidated Financial Statements in accordance with IFRS 8 Segment Reporting. The Bank’s management has established two reportable operating segments, those being Digital Banking and DRTC. Details of the Bank’s segment reporting are set out in note 17.